RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - Schedule of impact of these adjustments to the financial statement, as previously reported - USD ($)	Mar. 31, 2022	Jan. 06, 2022	Dec. 31, 2021		Mar. 31, 2021	Feb. 08, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Warrant Liability	$ 3,762,000		$ 3,351,600
Total Liabilities	11,095,356		9,240,295				180,760
Ordinary shares subject to possible redemption 13,800,000 as of December 31, 2021 and no shares as of December 31, 2020 at redemption value of $10.10	140,415,000		139,380,000
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,450,000 non-redeemable shares issued and outstanding at December 31, 2021 and 2020	345		345	[1]			345	[1]
Additional amount borrowed		$ 1,035,000					24,655
Accumulated Deficit	(10,538,666)		(8,697,444)				(6,276)
Total Shareholders' Equity (Deficit)	$ (10,538,321)		$ (8,697,099)		$ (8,151,684)		$ 18,724
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability
Total Liabilities						5,345,000
Ordinary shares subject to possible redemption 13,800,000 as of December 31, 2021 and no shares as of December 31, 2020 at redemption value of $10.10						129,999,029
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,450,000 non-redeemable shares issued and outstanding at December 31, 2021 and 2020						438
Additional amount borrowed						5,006,060
Accumulated Deficit						(6,490)
Total Shareholders' Equity (Deficit)						5,000,008
Adjustments Restatement 1 [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability						7,729,200
Total Liabilities						7,729,200
Ordinary shares subject to possible redemption 13,800,000 as of December 31, 2021 and no shares as of December 31, 2020 at redemption value of $10.10						(7,729,200)
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,450,000 non-redeemable shares issued and outstanding at December 31, 2021 and 2020						76
Additional amount borrowed						2,629,336
Accumulated Deficit						(2,629,412)
Adjustments Restatement 2 [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability
Total Liabilities
Ordinary shares subject to possible redemption 13,800,000 as of December 31, 2021 and no shares as of December 31, 2020 at redemption value of $10.10						17,110,171
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,450,000 non-redeemable shares issued and outstanding at December 31, 2021 and 2020						(169)
Additional amount borrowed						(7,635,396)
Accumulated Deficit						(9,474,606)
Total Shareholders' Equity (Deficit)						(17,110,171)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability						7,729,200
Total Liabilities						13,074,200
Ordinary shares subject to possible redemption 13,800,000 as of December 31, 2021 and no shares as of December 31, 2020 at redemption value of $10.10						139,380,000
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,450,000 non-redeemable shares issued and outstanding at December 31, 2021 and 2020						345
Additional amount borrowed
Accumulated Deficit						(12,110,508)
Total Shareholders' Equity (Deficit)						$ (12,110,163)

[1]	At December 31, 2020, includes an aggregate of up to 450,000 ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 6). On January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (see Note 6). All share and per share amounts have been retroactively restated to reflect the share capitalization. As a result of the underwriters’ full exercise of their overallotment option on January 11, 2021, no shares were forfeited.